Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Consolidation of subsidiaries [Abstract]
Disclosure of subsidiaries [text block]
4.    Consolidation of subsidiaries

As of December 31, 2022
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

PagSeguro Brazil	28,149,503	18,821,951	9,327,552	1,065,582	99.99	Direct
BS Holding	771,011	5,198	765,813	27,156	99.99	Direct
Pagseg Participações	781,745	871	780,874	76,549	99.99	Direct
PagSeguro Holding	3,269	1,365	1,904	(1,681)	99.99	Direct
Pagbank Participações	165,263	9,775	155,490	(15,178)	99.99	Indirect
Paginvest	2,016	4	2,012	12	99.99	Indirect
Net+Phone	467,890	125,476	342,414	70,491	99.99	Indirect
PagSeguro Tecnologia	363,377	134,468	228,909	15,880	99.99	Indirect
BCPS	1,916	(41)	1,957	486	99.99	Indirect
Biva Sec	1,840,046	1,825,459	14,586	7,491	99.99	Indirect
Biva Serviços	68,164	26,240	41,924	4,676	99.99	Indirect
Biva Corban	1,248	(16,181)	17,428	1,674	99.99	Indirect
FIDC	5,122,004	792,391	4,329,613	2,211,249	100.00	Indirect
TILIX	46,888	34,357	12,531	132	99.99	Indirect
BancoSeguro	22,238,338	21,509,017	729,321	16,676	100.00	Indirect
Yamí	34,795	33,331	1,465	(1,261)	99.99	Indirect
Registra Seguro	5,000	23	4,977	(23)	99.99	Indirect
CDS	10,192	479	9,713	239	99.99	Indirect
Zygo	70,940	10,448	60,492	(11,242)	99.99	Indirect
Moip	686,496	555,713	130,783	(60,439)	100.00	Indirect
Concil	11,315	2,823	8,492	(6,317)	100.00	Indirect
PagSeguro Chile	1,092	684	408	(626)	100.00	Indirect
PagSeguro Colombia	968	751	217	(764)	100.00	Indirect
PSGP México	1,118	973	145	(867)	100.00	Indirect
PagSeguro Peru	906	772	134	789	100.00	Indirect

	As of December 31, 2021
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

PagSeguro Brazil	23,863,783	15,250,100	8,613,683	1,136,230	99.99	Direct
BS Holding	545,693	7,019	538,674	84,032	99.99	Direct
Pagseg Participações	648,175	5,870	642,305	(51,550)	99.99	Direct
PagSeguro Holding	36	—	36	—	99.99	Direct
Pagbank Participações	180,053	9,385	170,668	(3,621)	99.99	Indirect
Net+Phone	375,347	103,424	271,923	(35,806)	99.99	Indirect
PagSeguro Tecnologia	456,934	243,905	213,029	14,271	99.99	Indirect
BCPS	2,022	(52)	2,074	258	99.99	Indirect
Biva Sec	1,446,640	1,439,545	7,095	6,728	99.99	Indirect
Biva Serviços	42,901	5,653	37,248	5,965	99.99	Indirect
Biva Corban	21,200	5,446	15,754	12,912	99.99	Indirect
FIDC	4,770,455	816,980	3,953,475	2,294,655	100.00	Indirect
TILIX	13,972	1,573	12,399	5,017	99.99	Indirect
BancoSeguro	10,320,430	9,807,767	512,663	73,489	100.00	Indirect
Yamí	2,087	861	1,226	267	99.99	Indirect
Registra Seguro	5,000	9	4,991	(9)	99.99	Indirect
CDS	10,057	5,583	4,474	(3,157)	99.99	Indirect
Zygo	2,013	4,278	(2,265)	(9,597)	99.99	Indirect
Moip	787,659	596,429	191,230	10,070	100.00	Indirect
Concil	2,390	3,080	(690)	(2,832)	100.00	Indirect
PagSeguro Chile (i)	7	—	7	—	100.00	Indirect
PagSeguro Colombia (i)	28	—	28	—	100.00	Indirect
PSGP México (i)	1	—	1	—	100.00	Indirect
PagSeguro Peru (i)	13	—	13	—	100.00	Indirect

(i)    Entities with very limited or no operation.